Goodwill and Intangible Assets - Schedule of Amortization of Core Deposit Intangibles (Details) - Core deposit intangibles - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Acquired Finite-Lived Intangible Assets [Line Items]
2026	$ 1,829
2027	1,615
2028	1,361
2029	994
2030	657
Thereafter	490
Total	$ 6,946	$ 8,964